INCOME TAXES - Tax Credits and Other Tax Benefits (Details) - Basque Country in Spain $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 129
Unrecognized	370
Total	499
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2028 - 2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	129
Unrecognized	365
Total	$ 494